CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2020	$ 1,108,940	$ 1,708	$ 1,291,505	$ 0	$ (188,709)	$ 169	$ 4,248	$ 19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Profit/(loss) after tax	(8,612)				(8,621)			9
Other comprehensive income/(loss)	(96)				0	(96)
Total comprehensive income/(loss) for the period	(8,708)				(8,621)	(96)		9
Cash dividends declared and paid	(18,749)				(18,749)
Purchase of treasury shares	(29,207)			(29,207)
Retirement of treasury shares	0	$ (50)	(29,158)	29,207
Retirement of treasury shares (in shares)		(4,952,143)
Adjustment related to non-controlling interest	0
Compensation related to options and restricted stock	3,564	$ 8	4,619				(1,063)
Compensation related to options and restricted stock (in shares)		841,696
Balance at Sep. 30, 2021	1,055,840	$ 1,667	1,266,965	0	(216,079)	73	3,185	29
Balance (in shares) at Sep. 30, 2021		166,687,881
Balance at Dec. 31, 2020	1,108,940	$ 1,708	1,291,505	0	(188,709)	169	4,248	19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Cash dividends declared and paid	(22,100)
Balance at Dec. 31, 2021	1,047,359	$ 1,661	1,264,000	0	(222,405)	101	3,968	34
Balance (in shares) at Dec. 31, 2021		166,126,770
Changes in equity
Profit/(loss) after tax	161				(505)			665
Other comprehensive income/(loss)	(536)				0	(313)		(223)
Total comprehensive income/(loss) for the period	(375)				(505)	(313)		442
Cash dividends declared and paid	(13,172)				(13,172)
Purchase of treasury shares	(24,758)			(24,758)
Retirement of treasury shares	0	$ (43)	(24,715)	24,758
Retirement of treasury shares (in shares)		(4,326,379)
Adjustment related to non-controlling interest	4,452							4,452
Compensation related to options and restricted stock	3,525	$ 9	4,362				(846)
Compensation related to options and restricted stock (in shares)		852,948
Balance at Sep. 30, 2022	$ 1,017,030	$ 1,627	$ 1,243,647	$ 0	$ (236,082)	$ (212)	$ 3,123	$ 4,928
Balance (in shares) at Sep. 30, 2022		162,653,339